LEASES	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
LEASES
8.          LEASES

The Company has entered into commercial operating and finance leases for the use of computers, offices and warehouses as lessee. These leases have original terms not exceeding 10 years. These leases have varying terms, escalation clauses and renewal rights.

The carrying amount of equipment recorded under finance leases included in “Property and equipment, net,” were nil and $7,201 as of December 31, 2018 and 2019, respectively.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

For the year ended
December 31, 2019
Operating lease cost:	_$_
Operating lease cost	51,403
Short-term lease cost	4,669
56,072

Finance lease cost:
Amortization of lease assets	1,168
Interest on lease liabilities	532
1,700

Total lease cost	57,772

Supplemental cash flow information
Operating cash flows from operating leases	41,237
Right-of-use obtained in exchange for new operating lease liabilities	99,129
Right-of-use obtained in exchange for new finance lease liabilities	8,558

Weighted-average remaining lease term (years)
Operating leases	4.43
Finance leases	3.42

As of December 31, 2019, the weighted-average discount rate for operating and finance leases were 9.17% and 12.10% respectively.

	Operating leases	Finance leases
As of December 31, 2019:	_$_	_$_
Maturities of lease liabilities
2020	59,410	2,719
2021	58,378	2,545
2022	52,128	2,545
2023	44,222	1,060
2024	14,096	–
After 2024	18,096	–

Total lease payments	246,330	8,869
Less: Imputed interest	(46,010)	(1,607)

Present value of lease liabilities	200,320	7,262

As of December 31, 2019, the Company has additional operating leases, primarily for offices, that have not yet commenced of $12,968. These operating leases will commence between January 2020 and January 2021 with lease terms of 1 year to 5 years.